Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Increase (Decrease) in Accumulated Other Comprehensive Income [Rollforward]:
Beginning balance	$ 285	$ 398	$ 350
Pre-tax change before reclass to earnings	(44)	(143)	51
Amounts reclassified to earnings	29	24	(11)
Income tax benefit (expense)	(13)	6	8
Transfer to Mallinckrodt	35
Ending balance	292	285	398
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax [Abstract]
Beginning balance, currency translation	517	610	590
Pre-tax change before reclass to earnings, currency translation	(47)	(93)	19
Amounts reclassified to earnings, currency translation	2	0	1
Income tax benefit (expense), currency translation	0	0	0
Transfer to Mallinckrodt, currency translation	(51)
Ending balance, currency translation	421	517	610
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Beginning balance, benefit plans	(187)	(163)	(184)
Pre-tax change before reclass to earnings, benefit plans	6	(44)	34
Amounts reclassified to earnings, benefit plans	18	14	(21)
Income tax benefit (expense), benefit plans	(10)	6	8
Transfer to Mallinckrodt, benefit plans	79
Ending balance, benefit plans	(94)	(187)	(163)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Beginning balance, derivatives	(45)	(49)	(56)
Pre-tax change before reclass to earnings, derivatives	(3)	(6)	(2)
Amounts reclassified to earnings, derivatives	9	10	9
Income tax benefit (expense), derivatives	(3)	0	0
Transfer to Mallinckrodt, derivatives	7
Ending balance, derivatives	$ (35)	$ (45)	$ (49)